Operating segments - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)
Disclosure of geographical areas [line items]
Number of reportable segments | segment	1
Non-current assets	$ 1,842,466	$ 1,894,315
UNITED KINGDOM
Disclosure of geographical areas [line items]
Non-current assets		$ 225